SDIT TREASURY FUND (Fourth Prospectus Summary) | SDIT TREASURY FUND
TREASURY FUND
Investment Goal
Preserve principal value and maintain a high degree of liquidity while providing current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SDIT TREASURY FUND SWEEP CLASS
Management Fees	0.07%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.09%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SDIT TREASURY FUND SWEEP CLASS	111	347	601	1,329

Principal Investment Strategies
Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with acceptable maturities (consistent with requirements of the
1940 Act for money market funds) that are marketable and liquid and offer competitive yields. Currently, the Fund invests only in first-tier securities.
The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the
Fund as a whole. The Fund follows the 1940 Act rules about credit quality, maturity and diversification for money market funds. With respect to credit quality and maturity, the Fund's investment guidelines may be more restrictive than the 1940 Act rules applicable to money market funds.
Principal Risks
Credit Risk - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk - The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk - The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Interest Rate Risk - The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund's yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund's expenses, which could impair the Fund's ability to provide a positive yield and maintain a stable $1.00 share price.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Opportunity Risk - The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk - The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Redemption Risk - The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Fund to suspend redemptions and liquidate completely.

U.S. Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.
Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Best Quarter: 1.10% (12/31/06) Worst Quarter: 0.00% (06/30/11) The Fund's Sweep Class total return from January 1, 2012 to March 31, 2012 was 0.00%.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SDIT TREASURY FUND SWEEP CLASS	0.01%	1.01%	1.27%	2.20%	Aug. 01, 1997

Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield.